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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:________
This Amendment (Check only one.):              [  ] is a restatement.
                                               [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Farallon Capital Management, L.L.C.
Address:   One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-03896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Managing Member
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:

   /s/ Mark C. Wehrly
___________________________   San Francisco, California          August 16, 2010


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



     Form 13F File Number     Name

     28-11402                 Noonday Asset Management, L.P.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total:  $2,277,505
                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-06372                 Farallon Partners, L.L.C.

                                                                  FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2          COLUMN 3     COLUMN 4     COLUMN 5          COLUMN 6  COLUMN 7     COLUMN 8
--------                      --------          --------     --------     --------          --------  --------     --------
                                                              VALUE       SHARES/   SH/ PUT/ INVESTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x $1,000)    PRN AMT   PRN CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
--------------                --------------    -----       ----------    -------   --- ---- -------  --------  ----   ------ -----
ALCON INC                     COM SHS           H01301102   157,210      1,060,871  SH       OTHER     01    1,060,871
ALLEGHENY ENERGY INC          COM               017361106     4,349        210,300  SH       OTHER     01      210,300
ARQULE INC                    COM               04269E107     1,247        290,000  SH       OTHER     01      290,000
BAXTER INTL INC               COM               071813109    13,818        340,000  SH       OTHER     01      340,000
BEACON ROOFING SUPPLY INC     COM               073685109    52,204      2,896,980  SH       OTHER     01    2,896,980
BMC SOFTWARE INC              COM               055921100    79,372      2,292,000  SH       OTHER     01    2,292,000
CAPITALSOURCE INC             NOTE  7.250% 7/1  14055XAG7    39,014     41,000,000  PRN      OTHER     01   41,000,000
CAPITALSOURCE INC             SDCV  4.000% 7/1  14055XAE2     9,566     10,000,000  PRN      OTHER     01   10,000,000
CARMAX INC                    COM               143130102     9,289        466,800  SH       OTHER     01      466,800
CARRIZO OIL & CO INC          NOTE  4.375% 6/0  144577AA1    31,988     37,155,000  PRN      OTHER     01   37,155,000
CASEYS GEN STORES INC         COM               147528103     8,900        255,000  SH       OTHER     01      255,000
CHECK POINT SOFTWARE TECH LT  ORD               M22465104    82,397      2,795,000  SH       OTHER     01    2,795,000
CHIQUITA BRANDS INTL INC      COM               170032809    13,973      1,150,000  SH       OTHER     01    1,150,000
COMPANIA CERVECERIAS UNIDAS   SPONSORED ADR     204429104    20,683        480,000  SH       OTHER     01      480,000
COVIDIEN PLC                  SHS               G2554F105    30,537        760,000  SH       OTHER     01      760,000
CROWN CASTLE INTL CORP        COM               228227104    51,978      1,395,000  SH       OTHER     01    1,395,000
DIRECTV                       COM CL A          25490A101    53,763      1,585,000  SH       OTHER     01    1,585,000
DISCOVERY COMMUNICATNS NEW    COM SER C         25470F302    33,404      1,080,000  SH       OTHER     01    1,080,000
DOLLAR GEN CORP NEW           COM               256677105    39,391      1,429,800  SH       OTHER     01    1,429,800
DRESSER-RAND GROUP INC        COM               261608103     9,465        300,000  SH       OTHER     01      300,000
E M C CORP MASS               COM               268648102     4,987        272,500  SH       OTHER     01      272,500
EBAY INC                      COM               278642103     4,367        222,700  SH       OTHER     01      222,700
ENERGY PARTNERS LTD           COM NEW           29270U303    34,913      2,859,337  SH       OTHER     01    2,859,337
EXXON MOBIL CORP              COM               30231G102    22,988        402,800  SH       OTHER     01      402,800
FEI CO                        COM               30241L109    21,409      1,086,200  SH       OTHER     01    1,086,200
FREIGHTCAR AMER INC           COM               357023100    26,692      1,180,000  SH       OTHER     01    1,180,000
FRESH DEL MONTE PRODUCE INC   ORD               G36738105     8,689        429,300  SH       OTHER     01      429,300
GEOEYE INC                    COM               37250W108    19,534        627,307  SH       OTHER     01      627,307
GERDAU AMERISTEEL CORP        COM               37373P105    27,250      2,500,000  SH       OTHER     01    2,500,000
GOLDMAN SACHS GROUP INC       COM               38141G104    14,217        108,300  SH       OTHER     01      108,300
HOME DEPOT INC                COM               437076102    94,147      3,354,000  SH       OTHER     01    3,354,000
IESI BFC LTD                  COM               44951D108    48,063      2,390,000  SH       OTHER     01    2,390,000
JONES LANG LASALLE INC        COM               48020Q107    41,681        635,000  SH       OTHER     01      635,000
KNOLOGY INC                   COM               499183804    38,718      3,542,394  SH       OTHER     01    3,542,394
LIFE TECHNOLOGIES CORP        COM               53217V109    24,183        511,800  SH       OTHER     01      511,800
LIGAND PHARMACEUTICALS INC    CL B              53220K207     1,490      1,020,634  SH       OTHER     01    1,020,634
LINKTONE LTD                  ADR               535925101     1,688      1,279,000  SH       OTHER     01    1,279,000
LIVE NATION ENTERTAINMENT IN  COM               538034109     9,406        900,100  SH       OTHER     01      900,100
MI DEVS INC                   CL A SUB VTG      55304X104    29,586      2,419,116  SH       OTHER     01    2,419,116
MILLIPORE CORP                COM               601073109    59,850        561,184  SH       OTHER     01      561,184
MILLIPORE CORP                NOTE  3.750% 6/0  601073AD1    75,238     60,068,000  PRN      OTHER     01   60,068,000
MSCI INC                      CL A              55354G100    45,007      1,642,600  SH       OTHER     01    1,642,600
NOVARTIS AG                   SPONSORED ADR     66987V109    66,150      1,369,000  SH  PUT  OTHER     01    1,369,000
NRG ENERGY INC                COM NEW           629377508    10,164        479,200  SH       OTHER     01      479,200
ORACLE CORP                   COM               68389X105    91,441      4,261,000  SH       OTHER     01    4,261,000
POTASH CORP SASK INC          COM               73755L107     9,340        108,300  SH       OTHER     01      108,300
PSYCHIATRIC SOLUTIONS INC     COM               74439H108    11,288        345,000  SH       OTHER     01      345,000
QUEST DIAGNOSTICS INC         COM               74834L100    18,266        367,000  SH       OTHER     01      367,000
RAM ENERGY RESOURCES INC      COM               75130P109       881        425,416  SH       OTHER     01      425,416
SANDRIDGE ENERGY INC          COM               80007P307    12,688      2,176,298  SH       OTHER     01    2,176,298
SCHWAB CHARLES CORP NEW       COM               808513105   100,536      7,090,000  SH       OTHER     01    7,090,000
SIGNET JEWELERS LIMITED       SHS               G81276100     4,615        167,800  SH       OTHER     01      167,800
SIRIUS SATELLITE RADIO INC    NOTE  3.250%10/1  82966UAD5    51,064     52,888,000  PRN      OTHER     01   52,888,000
SMITH INTL INC                COM               832110100    67,394      1,790,000  SH       OTHER     01    1,790,000
STATE STR CORP                COM               857477103    74,235      2,195,000  SH       OTHER     01    2,195,000
TOWN SPORTS INTL HLDGS INC    COM               89214A102     9,338      4,060,082  SH       OTHER     01    4,060,082
TRANSDIGM GROUP INC           COM               893641100    40,757        798,684  SH       OTHER     01      798,684
VERISK ANALYTICS INC          CL A              92345Y106    42,907      1,435,000  SH       OTHER     01    1,435,000
VIACOM INC NEW                CL B              92553P201    97,404      3,105,000  SH       OTHER     01    3,105,000
VISA INC                      COM CL A          92826C839    30,069        425,000  SH       OTHER     01      425,000
WAL MART STORES INC           COM               931142103     9,191        191,200  SH       OTHER     01      191,200
WELLS FARGO & CO NEW          COM               949746101    69,376      2,710,000  SH       OTHER     01    2,710,000
WHIRLPOOL CORP                COM               963320106    12,435        141,600  SH       OTHER     01      141,600
WUXI PHARMATECH CAYMAN INC    SPONS ADR SHS     929352102    14,241        892,300  SH       OTHER     01      892,300
YINGLI GREEN ENERGY HLDG CO   NOTE  12/1        98584BAA1    37,074     32,838,000  PRN      OTHER     01   32,838,000